Contract Liabilities	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
Contract liabilities
7	Contract liabilities

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Balance - beginning of the year	680,133	288,203	223,530
Advances from customers	3,018,039	4,169,046	3,233,512
Revenue recognized related to amounts previously deferred	(3,409,969)	(3,810,948)	(2,955,771)
Balance – end of the year	288,203	646,301	501,271

Contract liabilities primarily relate to advance payments received from customers for which performance obligations have not yet been satisfied. The balance is expected to be recognized as revenue within the next 12 months.